Geographic Segments Property, Plant, and Equipment, Net of Accumulated Depreciation by Country (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Property, plant, and equipment, net of accumulated depreciation of $773.0 and $788.3, respectively	$ 530.8	$ 598.8
Taiwan
Segment Reporting Information [Line Items]
Property, plant, and equipment, net of accumulated depreciation of $773.0 and $788.3, respectively	183.2	195.2
South Korea
Segment Reporting Information [Line Items]
Property, plant, and equipment, net of accumulated depreciation of $773.0 and $788.3, respectively	96.1	111.4
U.S.
Segment Reporting Information [Line Items]
Property, plant, and equipment, net of accumulated depreciation of $773.0 and $788.3, respectively	86.7	68.1
MALAYSIA
Segment Reporting Information [Line Items]
Property, plant, and equipment, net of accumulated depreciation of $773.0 and $788.3, respectively	40.7	95.2
Italy
Segment Reporting Information [Line Items]
Property, plant, and equipment, net of accumulated depreciation of $773.0 and $788.3, respectively	65.5	67.2
JAPAN
Segment Reporting Information [Line Items]
Property, plant, and equipment, net of accumulated depreciation of $773.0 and $788.3, respectively	58.5	61.6
Other foreign countries
Segment Reporting Information [Line Items]
Property, plant, and equipment, net of accumulated depreciation of $773.0 and $788.3, respectively	$ 0.1	$ 0.1